Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Liabilities included in disposal groups	€ 2,700	€ 16
Unrealized net gains or losses relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss) (net of tax)	2,600	€ 45
Designated sale of Portuguese Private and Commercial Clients business [Abstract]
Valuation resulted in the recognition of a pre-tax loss	0
Thereof recorded in other income	(40)
Thereof recorded in general and administrative expense	€ (53)